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Form 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1996

1.  Name and address of issuer:
       Paragon Life Insurance Company
       100 South Brentwood
       St. Louis, MO  63105

2. Name of each series or class of funds for which this notice is filed:
       Scudder Variable Life Investment Fund - Money Market Fund Scudder Variable Life Investment Fund - International Fund Scudder Variable Life Investment Fund - Capital Growth Fund Scudder Variable Life Investment Fund - Balanced Fund
       Scudder Variable Life Investment Fund - Bond Fund
       Scudder Variable Life Investment Fund - Growth & Income Fund Dean Witter Variable Investment Series- Money Market Fund
       Dean Witter Variable Investment Series- High Yield Fund
       Dean Witter Variable Investment Series- Equity Fund
       Dean Witter Variable Investment Series- Strategist Fund
       Dean Witter Variable Investment Series- Quality Income Plus Fund Dean Witter Variable Investment Series- Dividend Growth Fund Dean Witter Variable Investment Series - Utilities Fund
       Dean Witter Variable Investment Series - Capital Growth Fund Dean Witter Variable Investment Series - European Fund
       Dean Witter Variable Investment Series - Pacific Growth Fund Dean Witter Var. Investment Series - Global Dividend Growth Fund MFS Variable Insurance Trust - Bond Fund
       MFS Variable Insurance Trust - High Income Fund
       MFS Variable Insurance Trust - Money Market Fund
       MFS Variable Insurance Trust - Emerging Growth Fund
       MFS Variable Insurance Trust - Utilities Fund
       MFS Variable Insurance Trust - Growth with Income Fund
       MFS Variable Insurance Trust - Total Return Fund
       MFS Variable Insurance Trust - Research Fund
       MFS Variable Insurance Trust - World Government Fund
       MFS Variable Insurance Trust - Value Fund
       MFS Variable Insurance Trust - Strategic Fixed Income Fund
       MFS Variable Insurance Trust - Limited Maturity Fund
       Putnam Variable Trust - Money Market Fund
       Putnam Variable Trust - New Opportunities Fund
       Putnam Variable Trust - Growth and Income Fund
       Putnam Variable Trust - High Yield Fund
       Putnam Variable Trust - Diversified Income Fund
       Putnam Variable Trust - Global Asset Allocation Fund
       Putnam Variable Trust - Voyager Fund
       Putnam Variable Trust - U.S. Government & High Qulaity Bond Fund Putnam Variable Trust - Global Growth Fund
       Putnam Variable Trust - Utilities Growth & Income Fund
       Putnam Variable Trust - Asia Pacific Growth Fund
       T. Rowe Price Equity Series - New America Growth Fund
       T. Rowe Price Equity Series - Personal Strategy Balanced Fund
       T. Rowe Price Fixed Income Series - Limited-Term Bond Fund Fidelity Investments VIP Fund - Contrafund Fund
       Fidelity Investments VIP Fund - Equity Income Fund
       Fidelity Investments VIP Fund - Growth Fund
       Fidelity Investments VIP Fund - Index 500 Fund

3.  Investment Company Act File Number:


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       811-7534
    Securities Act File Number
       33-58796
4.  Last day of fiscal year for which this notice is filed:
       12/31/96

5. Is notice being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
       N/A

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):
       N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior year, but which remained unsold at the beginning of the fiscal year:
       0 units - $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
       0 units - $0

9. Number and aggregate sale price of securities sold during the fiscal year:
       253724 units - $2713841

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
       253724 units - $2713841

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
       0 units - $0

12.  Calculation of registration fees:
       (i) Aggregate sale price of securities sold during fiscal year in reliance on rule 24f-2 (from Item 10):
              $3803499
      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
              $0
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
              $1089658
      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
              $0
       (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):
              $2713841
      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
Instruction C.6):


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              .00034482758
     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:
              $935.81
13.  Date of wire transfer of filing fees to the Commission
Depository: 2/27/97